FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Total operating expenses, net	$ (16,635,935)	$ (12,968,670)	$ (16,674,961)
Income from operations	81,477,771	131,079,094	61,135,838
Interest income	1,235,873	464,515	149,259
Net income attributable to Daqo New Energy Corp. ordinary shareholders	38,124,705	92,841,128	43,493,756
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	11,908,626	114,670,135	25,991,623
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(14,513,869)	(4,987,820)	(3,175,482)
Total operating expenses, net	(14,513,869)	(4,987,820)	(3,175,482)
Income from operations	(14,513,869)	(4,987,820)	(3,175,482)
Interest income	289,773	0	0
Net loss before share of results of subsidiaries	(14,224,096)	(4,987,820)	(3,175,482)
Equity in earnings of subsidiaries	52,348,801	97,828,948	46,669,238
Net income attributable to Daqo New Energy Corp. ordinary shareholders	38,124,705	92,841,128	43,493,756
Other comprehensive (loss) income:
Foreign currency translation adjustments	(26,216,079)	21,829,007	(17,502,133)
Total other comprehensive (loss) income:	(26,216,079)	21,829,007	(17,502,133)
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 11,908,626	$ 114,670,135	$ 25,991,623